UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2008
                                                --------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------
         This Amendment (Check only one.):  [    ] is a restatement.
                                            [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SOCRATIC FUND MANAGEMENT, L.P.
Address:   101 JFK PARKWAY
           SHORT HILLS, NEW JERSEY 07078


Form 13F File Number:  28-
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JONATHAN W. GIBSON
           ------------------------------------------
Title:     Managing Member of the reporting
                                           -
           MANAGER'S GENERAL PARTNER
Phone:     (973) 921-4700
           ---------------------------------

Signature, Place, and Date of Signing:

/S/JONATHAN W. GIBSON              SHORT HILLS, NEW JERSEY             4/22/08
---------------------              -----------------------             -------
    [Signature]                         [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                                --------------

Form 13F Information Table Entry Total:              19
                                                --------------

Form 13F Information Table Value Total:            123,312
                                                --------------
                                                 (thousands)

List of Other Included Managers:                None



Column 1                          Column 2    Column 3  Column 4          Column 5          Column 6   Column 7     Column 8
                                  Title of                Value     Share /  Share/  Put / Investment   Other     Voting Authority
Name of Issuer                     Class       Cusip    X $1000   Prn Amount  Prn    Call  Discretion   Managers  Sole  Shared  None


ALPHA NATURAL RESOURCES, INC. CMN    COM     02076X102   11,512     265,000    SH              SOLE      No      SOLE
ALTAIR NANOTECHNOLOGIES INC CMN      COM     021373105    2,971   1,125,563    SH              SOLE      No      SOLE
AURORA OIL & GAS CORP CMN            COM     052036100    2,281   3,564,200    SH              SOLE      No      SOLE
BJ SERVICES CO. CMN                  COM     055482103    5,702     200,000    SH              SOLE      No      SOLE
BASIC ENERGY SERVICES INC CMN        COM     06985P100    2,208     100,000    SH              SOLE      No      SOLE
BOLT TECHNOLOGY CORPORATION CMN      COM     097698104    1,014      55,000    SH              SOLE      No      SOLE
CAMERON INTERNATIONAL CORP CMN       COM     13342B105    8,328     200,000    SH              SOLE      No      SOLE
CANADIAN NATURAL RESOURCES CMN       COM     136385101    3,413      50,000    SH              SOLE      No      SOLE
ENERGY CONVERSION DEVICES INC CMN    COM     292659109    4,485     150,000    SH              SOLE      No      SOLE
ENERGYSOUTH INC CMN                  COM     292970100   20,828     399,076    SH              SOLE      No      SOLE
EVERGREEN SOLAR INC CMN              COM     30033R108    5,330     575,000    SH              SOLE      No      SOLE
FREIGHTCAR AMERICA, INC. CMN         COM     357023100    6,860     200,000    SH              SOLE      No      SOLE
KEY ENERGY SERVICES INC CMN          COM     492914106    6,039     450,000    SH              SOLE      No      SOLE
NATURAL RESOURCE PARTNERS CMN        COM     63900P103    9,923     350,000    SH              SOLE      No      SOLE
OCCIDENTAL PETROLEUM CORP CMN        COM     674599105    5,488      75,000    SH              SOLE      No      SOLE
SMITH INTERNATIONAL INC CMN          COM     832110100    8,029     125,000    SH              SOLE      No      SOLE
SUNCOR ENERGY INC. CMN               COM     867229106    7,226      75,000    SH              SOLE      No      SOLE
SUPERIOR WELL SERVICES, INC. CMN     COM     86837X105    4,921     225,000    SH              SOLE      No      SOLE
NABORS INDUSTRIES LTD. CMN           COM     G6359F103    6,754     200,000    SH              SOLE      No      SOLE
                                                        123,312